FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of March 31, 2025 (Unaudited)

			Coupon
			Rate
Units/Shares		Reference Rate & Spread	(%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 18.9%
	REAL ESTATE COMMON EQUITY — 0.4%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 18.5%
4,306,916	Avondale Hills(a),(b)	Cash: 7.000%, PIK: 6.000%	13.000	12/11/29	4,306,916
7,429,030	Blackbird Group(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	02/02/30	7,429,030
4,228,872	Dawson Forest(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	04/02/29	4,261,081
11,096,647	GM Palace BTS(a),(b)	PIK: 16.000%	16.000	05/31/27	11,160,566
1,088,249	IOTA Multifamily Development(a),(b)	Cash: 6.000%, PIK: 6.250%	12.250	04/01/25	1,088,166
2,460,935	Madison Midtown(a),(b)	PIK: 16.250%	16.250	10/04/27	2,460,935
2,057,619	The Marlowe Preferred Equity(a),(b)	Cash: 5.000%, PIK: 10.000%	15.000	02/09/27	2,068,889
6,284,203	The Villas at Sundance(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	06/17/29	6,331,166
5,819,373	Zephyr Preferred Equity(a),(b),(d)	Cash: 7.000%, PIK: 1-Month
		Term SOFR + 5.000%	16.323	06/14/27	5,819,373
					44,926,122
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $45,575,116)				45,926,122

Principal
Amount
($)
	PRIVATE INVESTMENTS - MEZZANINE
	LOANS — 12.2%
554,032	Advantis MCA FV, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR +
		11.900%; 1-Month Term
		SOFR floor 1.530%	16.230	07/22/25	554,032
544,505	Advantis MCA Harbor, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR +
		11.900%; 1-Month Term
		SOFR floor 3.480%	16.230	04/18/25	544,505
611,193	Ann Arbor Rambler Student Housing(a),(b),(d)	Cash: 1-Month Term SOFR +
		9.390%	13.713	11/21/28	611,193
1,836,550	Lexington So Totowa, LLC(a),(b),(d),(g)	Cash: 1-Month Term SOFR +
		11.250%	15.573	06/21/25	1,836,550
5,714,200	Royal Urban Renewal, LLC(a),(b),(f),(h)	Cash: 6.500%, PIK: 5.500%	12.000	06/01/25	5,244,493
1,947,973	Royal Urban Renewal, LLC(a),(b),(h)	Cash: 6.500%, PIK: 5.500%	12.000	06/01/25	1,787,849
3,319,920	Trent Development - Kerf Apartments
	Loan(a),(b)	Cash: 6.000%, PIK: 6.000%	12.000	06/23/25	3,310,106
15,788,848	Williams Village II Land Loan(a),(b)	N/A	11.990	12/01/26	15,788,848
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS
	(Cost $30,274,891)				29,677,576
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES ("CMBS") — 75.6%
	AGENCY CMBS — 6.4%
3,293,687	FREMF 2018-KSW4 Mortgage Trust(d)	SOFR30A2 + 5.114%	9.467	10/25/28	3,019,738
1,869,595	FREMF 2019-KF70 Mortgage Trust(d),(i)	SOFR30A2 + 6.114%	10.467	09/25/29	1,790,118
4,888,859	FREMF 2020-KF78 Mortgage Trust(d),(i)	SOFR30A2 + 7.984%	12.337	03/25/30	4,854,450
2,757,349	FREMF 2020-KF95 Mortgage Trust(d),(i)	SOFR30A2 + 9.000%	13.353	12/25/30	2,744,596
3,419,758	FREMF 2020-KJ32 Mortgage Trust(d),(i)	N/A	7.000	11/25/33	3,045,502
					15,454,404
	NON-AGENCY CMBS — 69.2%
4,000,000	2023-MIC Trust(d),(i),(j)	N/A	9.532	12/05/38	4,332,878
16,800,000	BAMLL Commercial Mortgage Securities
	Trust 2016-ISQ - Class XA(d),(i)	N/A	0.758	08/14/34	118,637
8,540,000	BAMLL Commercial Mortgage Securities
	Trust 2016-ISQ - Class XB(d),(i)	N/A	0.254	08/14/34	21,386
46,394,560	BBCMS Trust 2015-VFM(d),(i)	N/A	0.186	03/12/36	76,969
10,500,000	BPR Trust 2022-OANA(d),(i),(j)	1-Month Term SOFR +
		1.898%	6.217	04/15/37	10,516,044

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2025 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
4,015,817	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2021-SOAR(d),(i)	3.864%	8.184	06/15/38	$3,937,472
3,603,600	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2021-VINO(d),(i)	4.067%	8.386	05/15/38	3,589,477
2,033,069	BX Commercial Mortgage Trust 2021-VOLT -	1-Month Term SOFR +
	Class D(d),(i),(j)	1.765%	6.084	09/15/36	2,008,221
3,850,000	BX Commercial Mortgage Trust 2021-VOLT -	1-Month Term SOFR +
	Class F(d),(i)	2.515%	6.834	09/15/36	3,796,762
510,985	BX Commercial Mortgage Trust 2021-VOLT -	1-Month Term SOFR +
	Class G(d),(i)	2.965%	7.284	09/15/36	504,271
2,158,952	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2021-XL2(d),(i)	2.957%	7.276	10/15/38	2,149,332
4,366,000	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2022-CSMO(d),(i),(j)	2.115%	6.434	06/15/27	4,394,789
6,000,000	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2024-AIRC(d),(i)	3.089%	7.408	08/15/39	6,000,023
4,427,273	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2024-MF(d),(i),(j)	1.442%	5.761	02/15/39	4,430,142
4,323,516	BX Commercial Mortgage Trust	1-Month Term SOFR +
	2024-XL5(d),(i)	1.941%	6.260	03/15/41	4,326,923
6,000,000	BX Trust 2021-ARIA(d),(i)	1-Month Term SOFR +
		3.257%	7.576	10/15/36	5,876,094
7,272,234	BX Trust 2021-BXMF(d),(i)	1-Month Term SOFR +
		3.464%	7.783	10/15/26	7,141,682
2,272,900	BX Trust 2021-MFM1(d),(i)	1-Month Term SOFR +
		4.014%	8.333	01/15/34	2,241,702
776,252	BX Trust 2022-FOX2 - Class D(d),(i)	1-Month Term SOFR +
		2.111%	6.430	04/15/39	768,481
2,665,251	BX Trust 2022-FOX2 - Class E(d),(i)	1-Month Term SOFR +
		2.959%	7.278	04/15/39	2,644,930
2,000,000	BX Trust 2022-LBA6(d),(i)	1-Month Term SOFR +
		4.200%	8.519	01/15/39	1,967,582
3,364,226	BX Trust 2024-CNYN(d),(i),(j)	1-Month Term SOFR +
		2.690%	7.009	04/15/41	3,363,806
5,250,000	CSMC 2021-BHAR(d),(i)	1-Month Term SOFR +
		3.615%	7.934	11/15/38	5,193,337
6,350,000	DROP Mortgage Trust 2021-FILE(d),(i),(j)	1-Month Term SOFR +
		1.264%	5.583	10/15/43	6,044,495
6,626,050	Extended Stay America Trust 2021-ESH(d),(i)	1-Month Term SOFR +
		3.814%	8.133	07/15/38	6,634,624
2,800,000	Great Wolf Trust 2024-WLF2(d),(i)	1-Month Term SOFR + 2.94%	7.259	05/15/41	2,810,601
3,000,000	Great Wolf Trust 2024-WOLF - Class D(d),(i)	1-Month Term SOFR +
		2.890%	7.209	03/15/39	3,007,299
3,000,000	Great Wolf Trust 2024-WOLF - Class E(d),(i)	1-Month Term SOFR +
		3.639%	7.958	03/15/39	3,012,627
3,724,000	GS Mortgage Securities Corp. Trust	1-Month Term SOFR +
	2021-IP(d),(i)	3.665%	7.984	10/15/36	3,642,780
10,000,000	GS Mortgage Securities Corp. Trust	1-Month Term SOFR +
	2025-800D(d),(i)	2.650%	6.969	11/18/29	10,000,000
2,500,000	Hudson's Bay Simon JV Trust 2015-HBS -
	Class A10(i),(j)	N/A	4.155	08/05/34	2,463,693
3,000,000	Hudson's Bay Simon JV Trust 2015-HBS -
	Class B10(i)	N/A	4.906	08/05/34	2,934,003
1,667,000	Hudson's Bay Simon JV Trust 2015-HBS -
	Class B7(i)	N/A	4.666	08/05/34	1,636,182
1,820,000	Hudson's Bay Simon JV Trust 2015-HBS -
	Class C10(i)	N/A	5.447	08/05/34	1,760,462
4,000,000	Life 2022-BMR Mortgage Trust(d),(i),(j)	1-Month Term SOFR +
		2.542%	6.861	05/15/39	3,693,704

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2025 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
3,000,000	MHP Commercial Mortgage Trust	1-Month Term SOFR +
	2021-STOR - Class F(d),(i)	2.315%	6.634	07/15/38	$2,972,751
2,250,000	MHP Commercial Mortgage Trust	1-Month Term SOFR +
	2021-STOR - Class G(d),(i)	2.865%	7.184	07/15/38	2,229,899
2,350,000	MKT 2020-525M Mortgage Trust(i)	N/A	2.941	02/12/40	1,416,521
3,000,000	MTN Commercial Mortgage Trust 2022-LPFL	1-Month Term SOFR +
	- Class B(d),(i),(j)	1.896%	6.215	03/15/39	2,994,381
4,337,696	OPEN Trust 2023-AIR - Class A(d),(i)	1-Month Term SOFR +
		3.089%	7.408	11/15/40	4,361,254
2,400,000	OPEN Trust 2023-AIR - Class E(d),(i)	1-Month Term SOFR +
		9.430%	13.749	11/15/40	2,421,566
6,400,000	Prima Capital CRE Securitization 2019-1S,
	Ltd.(i)	N/A	5.500	10/01/33	5,168,373
5,000,000	SMRT 2022-MINI - Class F(d),(i)	1-Month Term SOFR +
		3.350%	7.669	01/15/39	4,744,455
4,401,000	SREIT Trust 2021-MFP2(d),(i)	1-Month Term SOFR +
		2.733%	7.052	11/15/36	4,362,412
6,400,000	STWD Trust 2021-FLWR(d),(i)	1-Month Term SOFR +
		2.787%	7.106	07/15/36	6,358,349
5,500,000	Worldwide Plaza Trust 2017-WWP -
	Class A(i)	N/A	3.526	11/10/36	3,802,612
354,000	Worldwide Plaza Trust 2017-WWP -
	Class F(d),(i)	N/A	3.596	11/10/36	20,444
					167,894,427
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $182,076,194)				183,348,831

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.6%
	MONEY MARKET FUNDS — 13.6%
33,069,128	Fidelity Treasury Portfolio - Institutional Class, 4.14%(k)	33,069,128
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,069,128)	33,069,128
	TOTAL INVESTMENTS — 120.3%
	(Cost $290,995,329)	$292,021,657
	TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS – (20.3)%	(49,291,601)
	TOTAL NET ASSETS – 100.0%
		$242,730,056

Principal		Interest
Amount		Rate
($)		(%)	Maturity	Fair Value

	REVERSE REPURCHASE AGREEMENTS —
	(12.7)%
(6,800,000)	Lucid Management Reverse Repo DAA Trust	5.175	04/16/25	(6,800,000)
(3,344,000)	Lucid Management Reverse Repo MAA
	Trust	5.225	04/16/25	(3,344,000)
(1,765,000)	Lucid Management Reverse Repo PBN Trust	5.475	04/16/25	(1,765,000)
(1,453,000)	Lucid Management Reverse Repo VAL Trust	5.425	04/16/25	(1,453,000)
(2,557,000)	Royal Bank Canada Reverse Repo DAJ Trust	5.650	05/07/25	(2,557,000)
(3,502,000)	Royal Bank Canada Reverse Repo EAA Trust	5.100	04/04/25	(3,502,000)
(3,058,000)	Royal Bank Canada Reverse Repo GAC Trust	5.740	05/07/25	(3,058,000)
(1,631,000)	Royal Bank Canada Reverse Repo HAG Trust	5.500	04/04/25	(1,631,000)
(2,302,000)	Royal Bank Canada Reverse Repo WAC Trust	5.250	04/03/25	(2,302,000)
(4,412,000)	Royal Bank Canada Reverse Repo YAA Trust	5.250	04/04/25	(4,412,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS

FORUM REAL ESTATE INCOME FUND

Summary of Investments (Continued)

As of March 31, 2025 (Unaudited)

Principal		Interest
Amount		Rate
($)		(%)	Maturity	Fair Value
	(Proceeds $(30,824,000))				$(30,824,000)

					Fair Value
	PRIVATE INVESTMENTS – TERM LOANS —
	(4.6)%

(11,250,572)	Williams Village II Term Loan(a),(b)		12/01/2026		(11,250,572)
	TOTAL PRIVATE INVESTMENTS – TERM LOANS
	(Proceeds $(11,250,572))			S	(11,250,572)

LLC – Limited Liability Company

PIK – Payment in Kind

SOFR – Secured Overnight Financing Rate

SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 26.51% of Net Assets. The total value of these securities is $64,353,126. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

(b) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 26.51% of Net Assets. The total value of these securities is $64,353,126.

(c) Non-income producing security.

(d) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on March 31, 2025.

(e) Cash portion of interest is included in principal of loans.

(f) Interest on loans funded from interest reserve.

(g) Security is in default at March 31, 2025. An additional contractual 5.00% penalty interest rate will be applied until security is no longer in default.

(h) Security is in default at March 31, 2025. An additional contractual 9.00% penalty interest rate will be applied until security is no longer in default.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $180,329,093, which represents 74.29% of total net assets of the Fund.

(j) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at March 31, 2025 was $37,430,345.

(k) Rate disclosed is the seven-day effective yield as of March 31, 2025.

Forum Real Estate Income Fund
Notes to the Schedule of Investments
March 31, 2025 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2025, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	554,032	$547,229	$554,032	0.23%
Advantis MCA Harbor, LLC	10/18/2022	544,505	544,202	544,505	0.22%
Ann Arbor Rambler Student Housing	11/20/2024	611,193	611,193	611,193	0.25%
Avondale Hills	12/10/2024	4,306,916	4,296,774	4,306,916	1.77%
Blackbird Group	1/24/2025	7,429,030	7,429,030	7,429,030	3.06%
CRIMSON DEVCO, LLC	12/17/2021	40	1,000,000	1,000,000	0.41%
Dawson Forest	4/25/2024	4,228,872	4,228,873	4,261,081	1.76%
GM Palace BTS	10/17/2024	11,096,647	11,021,629	11,160,566	4.60%
IOTA Multifamily Development	3/31/2022	1,088,249	1,088,114	1,088,166	0.45%
Lexington So Totowa, LLC	5/20/2022	1,836,550	1,826,464	1,836,550	0.76%
Madison Midtown	1/28/2025	2,460,935	2,399,121	2,460,935	1.01%
Royal Urban Renewal, LLC	9/29/2021	5,714,200	5,714,200	5,244,493	2.16%
Royal Urban Renewal, LLC	5/30/2024	1,947,973	1,947,973	1,787,849	0.74%
The Marlowe Preferred Equity	9/25/2024	2,057,619	2,041,285	2,068,889	0.85%
The Villas at Sundance	6/13/2024	6,284,203	6,284,203	6,331,166	2.61%
Trent Development - Kerf Apartments Loan	9/23/2021	3,319,920	3,307,470	3,310,106	1.36%
Williams Village II Land Loan	3/3/2025	15,788,848	15,776,160	15,788,848	6.51%
Williams Village II Term Loan	3/3/2025	(11,250,572)	(11,250,572)	(11,250,572)	-4.64%
Zephyr Preferred Equity	6/15/2023	5,819,373	5,786,087	5,819,373	2.40%
		63,838,533	$64,599,435	$64,353,126	26.51%